UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida	33716

(Address of principal executive offices)	(Zip code)

Dennis P. Gallagher, Box 9012, Clearwater, Florida 33758-9771

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	July 1, 2009 - June 30, 2010

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02273
Reporting Period: 07/01/2009 - 06/30/2010
Transamerica Income Shares, Inc.

============== TRANSAMERICA INCOME SHARES, INC. (CLOSED END FUND) ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC.
(Registrant)

By:	/s/ JOHN K. CARTER
John K. Carter
President and Chief Executive Officer

Date: August 30, 2010